NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2021
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Total minimum lease payments to be received	$127,827,892	$122,561,475
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	127,827,892	122,561,475
Less: unearned income, representing interest	(3,607,312)	(3,533,936)
Present value of minimum lease receivable	124,220,580	119,027,539
Less: Allowance for uncollectible receivables	(121,442,109)	(102,069,239)
Net investment in direct financing leases	$2,778,471	$16,958,300

Schedule of Future Minimum Lease Receipts

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2021	June 30, 2020
Within 1 year	$377,696	$113,637,581
2 years	117,869,926	7,340,325
3 years	7,847,263	1,583,569
4 years	1,733,007	—
Total minimum finance lease receivables	$127,827,892	$122,561,475

Summary of credit quality analysis of finance lease receivables

	June 30, 2021		June 30, 2020
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		—		—
– Overdue above 90 days		12,373,365		9,195,673
Not yet overdue but credit impaired		109,039,328		92,666,574

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		2,807,887		17,165,292

Less: Allowances for impairment losses		(121,442,109)		(102,069,239)
Net investment in direct financing leases, end of year		$2,778,471		$16,958,300

Schedule of allowance on financial guarantee

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2021 and 2020 were as following:

	June 30, 2021	June 30, 2020
Allowance for uncollectible receivables at the beginning of year	$102,069,239	$85,225,257
(Reversal of Provision)for lease payment receivables	(192,136)	(10,626)
Provision for lease payment receivables	9,687,138	19,368,460
Effect of foreign currency translation	9,877,868	(2,513,852)
Allowance for uncollectible receivables at the end of year	$121,442,109	$102,069,239

	June 30, 2021	June 30, 2020
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$121,412,692	$101,862,247
Collectively evaluated for impairment	29,417	206,992
Ending balance	$121,442,109	$102,069,239

Minimum lease payments receivable
Individually evaluated for impairment	$121,412,692	$101,862,247
Collectively evaluated for impairment	6,415,200	20,699,228
Ending balance	$127,827,892	$122,561,475

Summary of Risk Classification of Direct Financing Lease Receivables

The risk classification of direct financing lease receivables is as follows:

	June 30, 2021	June 30, 2020
Normal	$6,415,200	$20,699,228
Abnormal	121,412,692	101,862,247
Total	$127,827,892	$122,561,475